Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 44	$ 28	$ 77	$ 58
Provision (recovery) of credit losses	377	(3,218)	64	(4,137)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	6		6		$ 7
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	2		2		2
Provision (recovery) of credit losses	0	1	0	1
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	4		4		$ 5
Provision (recovery) of credit losses	3	8	2	8
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	55	23	59	28
Gain (loss) on sale of equity securities measured at fair value	2	(6)	2	(6)
Dividend Income recognized	$ 0	$ 0	$ 0	$ 0